Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets	As of April 30, 2024, and January 31, 2024, intangible assets consisted of intellectual property and trademarks, customer base, and license agreement, net of amortization, as follows:
	April 30,	January 31,
	2024	2024
Customer base	$314,100	$314,100
Intellectual property and trademarks	817,400	817,400

Total	1,131,500	1,131,500

Less: Accumulated amortization	(492,507)	(464,220)

Net Intangible Assets	$638,993	$667,280
As of January 31, 2024, and 2023, intangible assets consisted of intellectual property and trademarks, customer base, and license agreement, net of amortization, as follows:
	January 31,
	2024	2023
Customer base	$314,100	$314,100
Intellectual property and trademarks	817,400	817,400

Total	1,131,500	1,131,500

Less: Accumulated amortization	(464,220)	(351,070)

Net Intangible Assets	$667,280	$780,430

Schedule of Amortization Expenses	Amortization expenses for the three months ended April 30, 2024, and 2023 amounted to $28,287 and $28,287, respectively.
Year Ended January 31,
2025	$84,863
2026	113,148
2027	113,148
2028	113,148
2029	94,226
2030 and thereafter	120,460
$638,993
Amortization expenses for the years ended January 31, 2024, and 2023 amounted to $113,150 and $146,483, respectively.
Year Ended January 31,
2025	$113,109
2026	113,109
2027	113,109
2028	113,109
2029	113,109
2030 and thereafter	101,735
$667,280